Income Taxes - Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 233,877	$ 48,025	$ 55,702
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	36,783	55,904	(24,451)
United States
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	3,631	206	(444)
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 193,463	$ (8,085)	$ 80,597